Revenue & Contract Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Revenue & Contract Liability

13. REVENUE & CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

The following table presents disaggregated revenues by service type:

	Three Months Ended March 31,
Revenue	2025	2024

Charter	$30,518	$34,014
ACMI	34,316	18,622
Other	1,767	1,199
Total	$66,601	$53,835

Significant changes in our deferred revenue liability balances during the period and year ended, March 31, 2025 and December 31, 2024, respectively, were as follows in thousands:

	March 31, 2025	December 31, 2024

Beginning Balance	$8,903	$9,896
Revenue Recognized	(8,639)	(9,896)
Amounts Collected or Invoiced	3,994	8,903
Ending Balance	$4,258	$8,903

The Company has 2 customers that accounted for approximately 36% and 7% of the revenue for the three months period ended on March 31, 2025 and approximately 26% and 14% of the revenue for the three months period ended on March 31, 2024. The Company expects to maintain these relationships with those customers.

16. REVENUE CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of Deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2024 and 2023 in thousands were as follows:

	December 31, 2024	December 31, 2023

Beginning Balance	$9,896	$3,201
Revenue Recognized	(9,896)	(3,201)
Amounts Collected or Invoiced	8,903	9,896
Ending Balance	$8,903	$9,896

The Company has 2 customers that accounted for approximately 40% and 12% of the revenue for the year ended on December 31, 2024 and approximately and 6% and 8% of the revenue for the year ended on December 31, 2023. The Company expects to maintain these relationships with those customers.